Segment information (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016
Time charter revenues		$ 35,856		$ 23,345		$ 105,957		$ 67,799
Accrual historical boil-off claim		0				0
Total revenues		35,856		23,345		105,957		67,799
Operating expenses		(7,976)		(7,010)		(25,003)		(19,744)
Construction contract expenses		0		0		(151)		(315)
Equity in earnings (losses) of joint ventures		(7,321)		6,565		(962)		(2,010)
Less: Non-controlling interest in Segment EBITDA		0				0
Segment EBITDA
Add: Non-controlling interest in Segment EBITDA		0				0
Depreciation and amortization		(5,264)		(2,647)		(15,789)		(7,912)
Operating income (loss)		15,295		20,253		64,052		37,818
Gain (loss) on derivative instruments		571		517		1,481		1,178
Other financial income (expense), net		(8,274)		(6,869)		(25,743)		(21,125)
Income (loss) before tax		7,592		13,901		39,790		17,871
Income tax expense		(2,185)		(476)		(5,982)		(1,426)
Net income (loss)		5,407		13,425		33,808		16,445
Non-controlling interest in net income		2,899		0		8,455		0
Partners’ interest in net income (loss)		2,508		13,425		25,353		16,445
Vessels, net of accumulated depreciation		683,998				683,998				$ 342,591
Net investment in direct financing lease		287,526				287,526				290,111
Goodwill		25,285				25,285				16,241
Advances to joint ventures		3,198				3,198				7,218
Total assets		1,066,391				1,066,391				810,467
Accumulated losses of joint ventures		26,848				26,848				25,886
Expenditures for vessels & equipment		0				0				537
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		2,585				2,585				3,192
Amortization of above market contract		(915)		(604)		(2,716)		(1,800)		2,405
Noncontrolling Interest [Member]
Amortization of above market contract						0
Majority held FSRUs [Member]
Time charter revenues		35,856		23,345		105,957		67,799
Accrual historical boil-off claim		0				0
Total revenues		35,856		23,345		105,957		67,799
Operating expenses		(6,672)		(5,338)		(20,627)		(15,044)
Construction contract expenses						(151)		(315)
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA		(5,354)				(15,772)
Segment EBITDA		23,830		18,007		69,407		52,440
Add: Non-controlling interest in Segment EBITDA		5,354				15,772
Depreciation and amortization		(5,264)		(2,647)		(15,789)		(7,912)
Operating income (loss)		23,920		15,360		69,390		44,528
Gain (loss) on derivative instruments		571		517		1,481		1,178
Other financial income (expense), net		(7,128)		(5,748)		(22,611)		(17,969)
Income (loss) before tax		17,363		10,129		48,260		27,737
Income tax expense		(2,183)		(474)		(5,980)		(1,421)
Net income (loss)		15,180		9,655		42,280		26,316
Non-controlling interest in net income		2,899				8,455
Partners’ interest in net income (loss)		12,281				33,825
Vessels, net of accumulated depreciation		683,998				683,998				342,591
Net investment in direct financing lease		287,526				287,526				290,111
Goodwill		251				251				251
Advances to joint ventures		0				0				0
Total assets		1,055,939				1,055,939				698,869
Accumulated losses of joint ventures		0				0				0
Expenditures for vessels & equipment		0				0				537
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		2,585				2,585				3,192
Amortization of above market contract						2,716				2,405
Majority held FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						(452)
Joint venture FSRUs [Member]
Time charter revenues		10,460		10,937		31,608		32,054
Accrual historical boil-off claim		(11,850)				(11,850)
Total revenues		(1,390)		10,937		19,758		32,054
Operating expenses		(1,733)		(2,379)		(6,336)		(6,480)
Construction contract expenses						0		0
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA		0				0
Segment EBITDA		(3,123)		8,558		13,422		25,574
Add: Non-controlling interest in Segment EBITDA		0				0
Depreciation and amortization		(2,462)		(2,378)		(7,379)		(7,131)
Operating income (loss)		(5,585)		6,181		6,043		18,443
Gain (loss) on derivative instruments		1,802		4,139		3,513		(9,028)
Other financial income (expense), net		(3,538)		(3,755)		(10,518)		(11,425)
Income (loss) before tax		(7,321)		6,565		(962)		(2,010)
Income tax expense		0		0		0		0
Net income (loss)		(7,321)		6,565		(962)		(2,010)
Non-controlling interest in net income		0				0
Partners’ interest in net income (loss)		(7,321)				(962)
Vessels, net of accumulated depreciation		268,009				268,009				274,932
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		0				0				0
Total assets		288,120				288,120				298,712
Accumulated losses of joint ventures		0				0				0
Expenditures for vessels & equipment		455				455				783
Expenditures for drydocking		0				0				135
Principal repayment direct financing lease		0				0				0
Amortization of above market contract						0				0
Joint venture FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						0
Other [Member]
Time charter revenues		0		0		0		0
Accrual historical boil-off claim		0				0
Total revenues		0		0		0		0
Operating expenses		(1,304)		(1,672)		(4,376)		(4,700)
Construction contract expenses						0		0
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA		0				0
Segment EBITDA		(1,304)		(1,672)		(4,376)		(4,700)
Add: Non-controlling interest in Segment EBITDA		0				0
Depreciation and amortization		0		0		0		0
Operating income (loss)		(1,304)		(1,672)		(4,376)		(4,700)
Gain (loss) on derivative instruments		0		0		0		0
Other financial income (expense), net		(1,146)		(1,121)		(3,132)		(3,156)
Income (loss) before tax		(2,450)		(2,793)		(7,508)		(7,856)
Income tax expense		(2)		(2)		(2)		(5)
Net income (loss)		(2,452)		(2,795)		(7,510)		(7,861)
Non-controlling interest in net income		0				0
Partners’ interest in net income (loss)		(2,452)				(7,510)
Vessels, net of accumulated depreciation		0				0				0
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		3,198				3,198				7,218
Total assets		10,452				10,452				111,598
Accumulated losses of joint ventures		50				50				50
Expenditures for vessels & equipment		0				0				0
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		0				0				0
Amortization of above market contract						0				0
Other [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						0
Total Segments reporting [Member]
Time charter revenues		46,316		34,282		137,565		99,853
Accrual historical boil-off claim		(11,850)				(11,850)
Total revenues		34,466		34,282		125,715		99,853
Operating expenses		(9,709)		(9,389)		(31,339)		(26,224)
Construction contract expenses						(151)		(315)
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA		(5,354)				(15,772)
Segment EBITDA		19,403		24,893		78,453		73,314
Add: Non-controlling interest in Segment EBITDA		5,354				15,772
Depreciation and amortization		(7,726)		(5,025)		(23,168)		(15,043)
Operating income (loss)		17,031		19,868		71,057		58,271
Gain (loss) on derivative instruments		2,373		4,656		4,994		(7,850)
Other financial income (expense), net		(11,812)		(10,624)		(36,261)		(32,550)
Income (loss) before tax		7,592		13,901		39,790		17,871
Income tax expense		(2,185)		(476)		(5,982)		(1,426)
Net income (loss)		5,407		13,425		33,808		16,445
Non-controlling interest in net income		2,899				8,455
Partners’ interest in net income (loss)		2,508				25,353
Vessels, net of accumulated depreciation		952,007				952,007				617,523
Net investment in direct financing lease		287,526				287,526				290,111
Goodwill		251				251				251
Advances to joint ventures		3,198				3,198				7,218
Total assets		1,354,511				1,354,511				1,109,179
Accumulated losses of joint ventures		50				50				50
Expenditures for vessels & equipment		455				455				1,320
Expenditures for drydocking		0				0				135
Principal repayment direct financing lease		2,585				2,585				3,192
Amortization of above market contract						2,716				2,405
Total Segments reporting [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						(452)
Eliminations [Member]
Time charter revenues		(10,460)	[1]	(10,937)	[2]	(31,608)	[1]	(32,054)	[2]
Accrual historical boil-off claim	[1],[3]	11,850				11,850	[4]
Operating expenses		1,733	[1]	2,379	[2]	6,336	[1]	6,480	[2]
Equity in earnings (losses) of joint ventures		(7,321)	[1]	6,565	[2]	(962)	[1]	(2,010)	[2]
Less: Non-controlling interest in Segment EBITDA	[5]	5,354				15,772
Add: Non-controlling interest in Segment EBITDA	[5]	(5,354)				(15,772)
Depreciation and amortization		2,462	[1]	2,378	[2]	7,379	[1]	7,131	[2]
Gain (loss) on derivative instruments		(1,802)	[1]	(4,139)	[2]	(3,513)	[1]	9,028	[2]
Other financial income (expense), net		3,538	[1]	3,755	[2]	10,518	[1]	11,425	[2]
Income (loss) before tax		0		0	[2]	0		0	[2]
Income tax expense		0		0	[2]	0		0	[2]
Net income (loss)		0		$ 0	[2]	0		$ 0	[2]
Non-controlling interest in net income
Partners’ interest in net income (loss)		0				0
Vessels, net of accumulated depreciation	[6]	(268,009)				(268,009)				(274,932)
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		0				0				0
Total assets	[6]	(288,120)				(288,120)				(298,712)
Accumulated losses of joint ventures	[6]	(26,898)				(26,898)				(25,936)
Expenditures for vessels & equipment	[7]	(455)				(455)				(783)
Expenditures for drydocking	[7]	0				0				(135)
Principal repayment direct financing lease		$ 0				0				0
Amortization of above market contract						0				$ 0
Eliminations [Member] | Noncontrolling Interest [Member]
Amortization of above market contract						$ 0

[1]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
[2]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
[3]	For additional information, refer to note 17 under “Joint ventures claims and accruals.”
[4]	The 51% ownership interests were acquired on January 3, 2017. Refer to note 4.
[5]	Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.
[6]	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.
[7]	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership